                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Christopher Argyrople

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 28-10513

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Financial Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA                 May 14, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28- 10018                       Delta Partners, LLC
     --------------------------      --------------------------




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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       78

Form 13F Information Table Value Total:   $   19,230
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




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                                                     FORM 13F INFORMATION TABLE


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COLUMN 1                       COLUMN 2    COLUMN 3      COLUMN 4    COLUMN 5                COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                 TITLE       CUSIP         VALUE       SHARES OR               INVESTMENT   MANA-      VOTING
                               OF          NUMBER        X($1000)    PRINCIPLE   SH/  PUT/   DISCRETION   GERS       AUTHORITY
                               CLASS                                 AMOUNT      PRN  CALL                           (SHARED)
--------------                 --------    ---------     --------    ---------   ---  ----   ----------   --------   ---------

AMIS Holdings Inc              OTC EQ      031538101     $310        19,150      SH           SHARED      NONE        19,150
AVX Corporation                COMMON      002444107     $211        12,800      SH           SHARED      NONE        12,800
Actel Corporation              OTC EQ      004934105     $407        18,000      SH           SHARED      NONE        18,000
Advanced Power Technology Inc  OTC EQ      00761E108     $422        46,000      SH           SHARED      NONE        46,000
Agilysys Inc                   OTC EQ      00847J105     $300        25,404      SH           SHARED      NONE        25,404
Airtran Holdings Inc           COMMON      00949P108     $209        17,600      SH           SHARED      NONE        17,600
Alamosa Holdings, Inc.         OTC EQ      011589108     $117        20,000      SH           SHARED      NONE        20,000
AmerUs Group Co                COMMON      03072M108     $214        5,300       SH           SHARED      NONE        5,300
American Safety Ins Hldings    COMMON      G02995101     $515        35,400      SH           SHARED      NONE        35,400
American Tower Corp            COMMON      029912201     $235        20,700      SH           SHARED      NONE        20,700
AmerisourceBergen Corporation  COMMON      03073E105     $219        4,000       SH           SHARED      NONE        4,000
Anadigics Inc                  OTC EQ      032515108     $255        41,000      SH           SHARED      NONE        41,000
Andrew Corp                    OTC EQ      034425108     $236        13,500      SH           SHARED      NONE        13,500
Apria Healthcare Group Inc     COMMON      037933108     $237        7,900       SH           SHARED      NONE        7,900
Arrow Electronics Inc          COMMON      042735100     $275        10,800      SH           SHARED      NONE        10,800
Artesyn Technologies Inc       OTC EQ      043127109     $351        36,900      SH           SHARED      NONE        36,900
Astro-Med Inc                  OTC EQ      04638F108     $256        22,000      SH           SHARED      NONE        22,000
Axcelis Technologies Inc       OTC EQ      054540109     $211        19,000      SH           SHARED      NONE        19,000
BTU International Inc          OTC EQ      056032105     $126        21,678      SH           SHARED      NONE        21,678
Beverly Enterprises            COMMON      087851309     $160        25,000      SH           SHARED      NONE        25,000
Borland Software Corporation   OTC EQ      099849101     $174        19,300      SH           SHARED      NONE        19,300
Captaris Inc                   OTC EQ      14071N104     $146        26,500      SH           SHARED      NONE        26,500
ChipPAC Inc                    OTC EQ      169657103     $490        61,900      SH           SHARED      NONE        61,900
Cincinnati Bell Inc            COMMON      171871106     $70         17,200      SH           SHARED      NONE        17,200
Cohu, Inc.                     OTC EQ      192576106     $244        13,000      SH           SHARED      NONE        13,000
Compucom Systems Inc           OTC EQ      204780100     $60         10,860      SH           SHARED      NONE        10,860
Consol Energy Inc              COMMON      20854P109     $295        11,000      SH           SHARED      NONE        11,000
Continental Airlines           COMMON      210795308     $144        11,500      SH           SHARED      NONE        11,500
Covenant Transport Inc         OTC EQ      22284P105     $216        12,000      SH           SHARED      NONE        12,000
Cox Radio Inc                  COMMON      224051102     $230        10,800      SH           SHARED      NONE        10,800
Credence Systems Corporation   OTC EQ      225302108     $292        24,600      SH           SHARED      NONE        24,600
Cymer Inc                      OTC EQ      232572107     $305        7,900       SH           SHARED      NONE        7,900
Cytyc Corporation              OTC EQ      232946103     $332        14,900      SH           SHARED      NONE        14,900
D&K Healthcare Resources Inc   OTC EQ      232861104     $215        21,000      SH           SHARED      NONE        21,000
EDGAR Online Inc               OTC EQ      279765101     $54         38,900      SH           SHARED      NONE        38,900
EP Medsystems Inc              OTC EQ      26881P103     $108        34,800      SH           SHARED      NONE        34,800
EnPro Industries Inc           COMMON      29355X107     $225        11,900      SH           SHARED      NONE        11,900
Entercom Communications Corp   COMMON      293639100     $362        8,000       SH           SHARED      NONE        8,000
ExpressJet Holdings            COMMON      30218U108     $124        10,000      SH           SHARED      NONE        10,000
Frontier Oil Corporation       COMMON      35914P105     $310        16,000      SH           SHARED      NONE        16,000
GATX Corporation               COMMON      361448103     $204        9,200       SH           SHARED      NONE        9,200
GSI Lumonics Inc               OTC EQ      36229U102     $211        15,100      SH           SHARED      NONE        15,100
Goody's Family Clothing Inc    OTC EQ      382588101     $484        33,900      SH           SHARED      NONE        33,900
Health Net Inc                 COMMON      42222G108     $219        8,800       SH           SHARED      NONE        8,800
Hearst-Argyle Television Inc   COMMON      422317107     $269        10,000      SH           SHARED      NONE        10,000
Ingram Micro Inc               COMMON      457153104     $199        11,000      SH           SHARED      NONE        11,000
inTest Corporation             OTC EQ      461147100     $270        46,100      SH           SHARED      NONE        46,100
J Jill Group Inc               OTC EQ      466189107     $216        10,500      SH           SHARED      NONE        10,500
LTX Corporation                OTC EQ      502392103     $166        11,000      SH           SHARED      NONE        11,000
Lufkin Industries Inc          OTC EQ      549764108     $206        6,626       SH           SHARED      NONE        6,626
MAPICS, Inc.                   OTC EQ      564910107     $241        30,000      SH           SHARED      NONE        30,000
Magnetek Inc                   COMMON      559424106     $227        30,000      SH           SHARED      NONE        30,000
NOVA Chemicals Corp            COMMON      66977W109     $376        15,000      SH           SHARED      NONE        15,000
Navigators Group Inc           OTC EQ      638904102     $331        11,500      SH           SHARED      NONE        11,500
New Horizons Worldwide Inc     OTC EQ      645526104     $254        40,062      SH           SHARED      NONE        40,062
Option Care Inc                OTC EQ      683948103     $149        13,000      SH           SHARED      NONE        13,000
Overnite Corp                  OTC EQ      690322102     $308        13,400      SH           SHARED      NONE        13,400
Park Electrochemical Corp      COMMON      700416209     $799        31,600      SH           SHARED      NONE        31,600
Pinnacle Airlines Corp         OTC EQ      723443107     $141        10,600      SH           SHARED      NONE        10,600
Planar Systems, Inc.           OTC EQ      726900103     $171        12,000      SH           SHARED      NONE        12,000
Province Healthcare Co         COMMON      743977100     $210        13,200      SH           SHARED      NONE        13,200
QRS Corporation                OTC EQ      74726X105     $107        19,000      SH           SHARED      NONE        19,000
QuickLogic Corporation         OTC EQ      74837P108     $145        38,000      SH           SHARED      NONE        38,000
Rotech Healthcare Inc.         OTC EQ      778669101     $746        35,600      SH           SHARED      NONE        35,600
SimpleTech Inc                 OTC EQ      828823104     $195        41,157      SH           SHARED      NONE        41,157
Steiner Leisure Ltd            OTC EQ      P8744Y102     $162        10,000      SH           SHARED      NONE        10,000
Synplicity Inc                 OTC EQ      87160Y108     $183        25,400      SH           SHARED      NONE        25,400
TRW Automotive Holdings        COMMON      87264S106     $261        12,000      SH           SHARED      NONE        12,000
Talk America Holdings Inc      OTC EQ      87426R202     $401        47,600      SH           SHARED      NONE        47,600
Therma-Wave Inc                OTC EQ      88343A108     $135        34,700      SH           SHARED      NONE        34,700
Triad Hospitals Inc            COMMON      89579K109     $166        5,400       SH           SHARED      NONE        5,400
US Xpress Enterprises Inc      OTC EQ      90338N103     $431        30,000      SH           SHARED      NONE        30,000
Verisity Ltd.                  OTC EQ      M97385112     $258        28,000      SH           SHARED      NONE        28,000
Wabtec Corp                    COMMON      929740108     $525        36,900      SH           SHARED      NONE        36,900
Zhone Technologies, Inc.       OTC EQ      98950P108     $117        30,000      SH           SHARED      NONE        30,000
iBasis, Inc.                   OTC EQ      450732102     $38         25,600      SH           SHARED      NONE        25,600
AV Put Avaya April 17.5        PUT OP      0534998PW     $18         10,000      SH   PUT     SHARED      NONE        10,000
VLY Put Valley Nat Ban Sep 30  PUT OP      9197948UW     $30         10,000      SH   PUT     SHARED      NONE        10,000

                                                       $19,230


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